INSURANCE CLAIMS (Details) - Schedule of Insurance Claims - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Life insurance and participating investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	£ (993)	£ (2,625)	£ 1,594
Insurance claims	(14,041)	(23,997)	(3,465)
Insurance claims
Life insurance and participating investment contracts
Claims and surrenders	(7,670)	(8,684)	(8,735)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(14,198)	(23,981)	(3,542)
Reinsurers’ share	418	290	404
Receipts from premiums and claims, annuities and other policy benefits	(13,780)	(23,691)	(3,138)
Change in unallocated surplus	57	(19)	8
Insurance claims	(14,041)	(23,997)	(3,465)
Participating investment contracts | Insurance claims
Life insurance and participating investment contracts
Change in insurance and participating investment contracts (note 30)	(4,590)	(12,633)	4,565
Non-participating investment contracts | Insurance claims
Life insurance and participating investment contracts
Change in non-participating investment contracts	(1,938)	(2,664)	628
Deaths | Insurance claims
Life insurance and participating investment contracts
Claims and surrenders	(694)	(674)	(721)
Maturities | Insurance claims
Life insurance and participating investment contracts
Claims and surrenders	(873)	(1,122)	(1,198)
Surrenders | Insurance claims
Life insurance and participating investment contracts
Claims and surrenders	(4,641)	(5,523)	(5,548)
Annuities | Insurance claims
Life insurance and participating investment contracts
Claims and surrenders	(1,171)	(1,104)	(1,032)
Other | Insurance claims
Life insurance and participating investment contracts
Claims and surrenders	(291)	(261)	(236)
Life insurance and investment contracts | Insurance claims
Life insurance and participating investment contracts
Insurance claims	(13,723)	(23,710)	(3,130)
Total non-life insurance claims, net of reinsurance | Insurance claims
Life insurance and participating investment contracts
Insurance claims	£ (318)	£ (287)	£ (335)